FINANCIAL INSTRUMENTS (Details 7)	12 Months Ended
	Dec. 31, 2020 USD ($) bbl	Dec. 31, 2019 USD ($)
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	$ (74,000)	$ (33,000)
URUGUAY
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	1,175,000	(571,000)
URUGUAY | Commodity Contracts [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	$ 118,000	$ 1,350,000
URUGUAY | Commodity Contracts [Member] | Fuel oil No.6 One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 7,059,000	$ 6,925,000
Hedging instrument, liabilities	$ 190,000	$ 878,000
URUGUAY | Commodity Contracts [Member] | Fuel oil No.6 Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	DNB Bank ASA	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 4,923,000	$ 5,241,000
Hedging instrument, liabilities	(72,000)	472,000
CHILE
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 2,229,000	0
CHILE | Zero cost collar One [Member] | Fuel oil No.6 One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Annual production capacity | bbl	123,906
Starting date of Hedging instrument	Nov. 01, 2020
Maturity date of hedging instrument	Apr. 01, 2021
Net derivative financial liabilities	$ 1,029,000	0
CHILE | Zero cost collar [Member] | Fuel oil No.6 Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Goldman Sachs - N.A.
Annual production capacity | bbl	61,953
Starting date of Hedging instrument	Nov. 01, 2020
Maturity date of hedging instrument	Apr. 01, 2021
Net derivative financial liabilities	$ 516,000	0
CHILE | Zero cost collar [Member] | Brent One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BNP Paribas – E.U.
Annual production capacity | bbl	220,000
Starting date of Hedging instrument	Aug. 01, 2021
Maturity date of hedging instrument	Jul. 01, 2022
Net derivative financial liabilities	$ 280,000	0
CHILE | Zero cost collar [Member] | Brent Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Goldman Sachs - N.A.
Annual production capacity | bbl	220,000
Starting date of Hedging instrument	Aug. 01, 2021
Maturity date of hedging instrument	Jul. 01, 2022
Net derivative financial liabilities	$ 404,000	0
CHILE | Interest rate swap contract One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Goldman Sachs - N.A.
Nominal Amounts Of Hedging Instrument	$ 100,000,000
Starting date of Hedging instrument	Mar. 27, 2020
Maturity date of hedging instrument	Sep. 27, 2023
Net derivative financial liabilities	$ (750,000)	0
CHILE | Interest rate swap contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	MUFG - N.A.
Nominal Amounts Of Hedging Instrument	$ 100,000,000
Starting date of Hedging instrument	Mar. 27, 2020
Maturity date of hedging instrument	Sep. 27, 2023
Net derivative financial liabilities	$ (737,000)	0
CHILE | Interest rate swap contract [member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	(1,487,000)	$ 0
UNITED STATES
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (1,423,000)
UNITED STATES | Interest rate swap contract One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 100,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Oct. 28, 2023
Net derivative financial liabilities	$ (474,000)
UNITED STATES | Interest rate swap contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Goldman Sachs N.A.
Nominal Amounts Of Hedging Instrument	$ 100,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Oct. 28, 2023
Net derivative financial liabilities	$ (486,000)
UNITED STATES | Interest rate swap contract [member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 100,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Oct. 28, 2023
Net derivative financial liabilities	$ (463,000)